Form N-1A Cover	Jun. 30, 2024
Prospectus [Line Items]
Document Type	N-1A/A
Amendment Flag	true
Amendment Description	The Registrant hereby amends this Registration Statement on such dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to such Section 8(a), may determine.
Registrant Name	BNY Mellon ETF Trust II
Entity Central Index Key	0002025968
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Prospectus Date	Oct. 21, 2024